Income Tax (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
	Nov. 30, 2018	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Profits tax rate description			A Two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at half the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%.
Enterprise income tax rate			25.00%
Enterprise income tax rate description	This certificate entitled Shenzhen Likeshuo to enjoy a preferential income tax rate of 15% for a period of three years from 2018 to 2020 if all the criteria for HNTE status could be satisfied in the relevant year.	The WFOEs engage in the High and New Technology Industry, which are eligible for a preferential income tax rate of 15% for a period from 1 January 2014 to 31 December 2020 according to the Notice (Cai Shui [2014] No. 26) issued by Ministry of Finance and State Administration of Taxation.
Income tax rate			25.00%
PRC income tax at a rate			25.00%
Impose a withholding tax			10.00%
Net operating losses carry forward description			The net operating losses carry forward of the Company’s VIE’s PRC subsidiaries amounted to RMB598,202 as of December 31, 2020, of which RMB66,684, RMB41,454, RMB 37,827, RMB168,724 and RMB320,314 will expire if unused by December 31, 2021, 2022, 2023,2024 and 2025, respectively.
Unrecognized tax benefits			¥ 33,718	¥ 26,085
Non-current income tax payable description			The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100. In the case of transfer pricing issues, the statute of limitation is 10 years.